Current and Long-Term Debt - Schedule of dividends declared from issuance of the Convertible Notes (Details) - Convertible Notes [Member]															1 Months Ended				12 Months Ended
	Dec. 13, 2017 $ / shares	Sep. 25, 2017 $ / shares	May 11, 2017 $ / shares	Feb. 23, 2017 $ / shares	Nov. 25, 2016 $ / shares	Sep. 15, 2016 $ / shares	May 11, 2016 $ / shares	Mar. 10, 2016 $ / shares	Nov. 24, 2015 $ / shares	Aug. 14, 2015 $ / shares	May 21, 2015 $ / shares	Mar. 13, 2015 $ / shares	Nov. 25, 2014 $ / shares	Aug. 22, 2014 $ / shares	May 31, 2016	Mar. 31, 2016	Jul. 31, 2015	Jun. 30, 2014	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Dividends per share (in USD per share)	$ 0.010	$ 0.010	$ 0.010	$ 0.010	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.120	$ 0.120	$ 0.100
Convertible conversion rate	0.0987742	0.0984450	0.0981588	0.0979316	0.0977039	0.0949345	0.0925323	0.0905311	0.0886790	0.0874349	0.0863738	0.0852216	0.0840184	0.0828556	0.8475	0.83105	1.08810	0.0820075	0.0987742